SUPPLEMENT DATED APRIL 19, 2017
TO

PROSPECTUS DATED APRIL 29, 2011
FOR PRIME SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT I

This supplement contains information regarding a change to an investment option that is available under your Policy.

Effective May 1, 2017, the name of the following investment option will change:

Former Name	New Name

Universal Institutional Funds, Inc. – Mid Cap Growth Portfolio	Morgan Stanley Variable Insurance Fund, Inc. Mid Cap Growth Portfolio

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.